Segment Information - Reconciliation of Adjusted OIBDA to Operating income (loss) and Earnings (loss) before income taxes (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Segment Information
Adjusted OIBDA		$ 42,102	$ 48,241	$ 11,013	$ 22,841	$ 58,776	$ 102,625
Impairment of long-lived assets and other related costs		(232)		(530)		(4,811)
Stock-based compensation		(3,153)	(3,063)	(6,344)	(6,126)	(12,233)	(12,358)
Depreciation and amortization		(19,250)	(17,617)	(33,929)	(35,394)	(71,697)	(71,024)
Operating income (loss)		19,467	27,561	(29,790)	(18,679)	(30,581)	19,243
Interest expense		(9,448)	(6,402)	(18,360)	(12,529)	(29,582)	(24,471)
Share of (earnings) losses of affiliates, net		11,462	15,022	10,659	12,143	28,927	31,008
Unrealized gains (losses) on intergroup interests		(49,409)	34,881	(62,786)	36,103	(35,154)	(30,766)
Realized and unrealized gains (losses) on financial instruments, net		3,840	1,659	3,079	6,460	13,067	2,849
Gains (losses) on dispositions, net	$ 20,200	2,503	28	2,503	20,215	20,132	(606)
Other, net		813	143	1,654	168	1,674	(571)
Earnings (loss) before income taxes		$ (20,772)	$ 72,892	$ (93,041)	$ 43,881	$ (31,517)	$ (3,314)